Basis of Presentation (Tables)	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Impacts of Applying IFRS 15 on Prior Period Consolidated Statement of Income

The following table summarizes the impacts of applying IFRS 15 on our prior period Consolidated Statement of Income:

(Canadian $ in millions)	For the three months ended	For the nine months ended
	July 31, 2018	July 31, 2018
Increase (decrease) in
Non-Interest Revenue
Securities commissions and fees	-	(3)
Deposit and payment service charges	(3)	(8)
Card fees	(27)	(104)
Investment management and custodial fees	1	4
Underwriting and advisory fees	2	5
Other	1	3
	(26)	(103)
Non-Interest Expense
Employee compensation	-	1
Travel and business development	(31)	(118)
Professional fees	2	6
Other	2	6
	(27)	(105)
Provision for income taxes	-	1
Net Income	1	1